INCOME TAX EXPENSE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Income tax (expense) / credit:
Current tax expense domestic	€ (19)		€ (16)	€ (52)
Current tax expense foreign	(4)		(7)	(11)
Deferred tax benefit domestic	43		43	33
Deferred tax (expense)/benefit foreign	(1)		1	0
Total income tax (expense) / credit	19	$ 23	21	(30)
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Income tax calculated based on statutory income tax rate of 29% (2015: 29%, 2016: 29%)	(3)		(75)	(972)
Adjustments to relating to income taxes from prior years	69		(285)	(6)
Effect of tax exempt income	(42)		(85)	(151)
Effect of different tax rates in other countries	(9)		(10)	4
Non deductible expenses	22		23	125
Effect of unused tax losses	120		0	0
Effect of change in income tax rate	0		0	(670)
Valuation allowance for deferred tax assets	(187)		422	1,094
Non-offsettable income taxes with current year income taxes	0		(2)	18
Effect from offsetting of prior year carry forward tax losses	0		0	598
Income tax audit settlement	0		0	27
Other	11		(9)	(37)
Income tax expense / (benefit)	(19)		(21)	30
Deferred Tax Assets:
Allowance for loan losses						€ 3,232	€ 3,094
Mark to market valuation of securities and derivatives						274	510
Pension and other post retirement benefits						54	104
Revaluation of land and buildings						126	129
Intangibles recognized upon acquisition and other assets						0	1
Tax loss carried forward						1,547	1,622
Other						142	155
PSI tax losses						2,202	2,294
Gross deferred tax assets						7,577	7,909
Deferred tax assets / liabilities for netting						(13)	(21)
Net deferred tax assets						7,564	7,888
Valuation allowance for deferred tax assets	(7,869)		(7,869)	(6,940)		(7,546)	(7,869)	€ (6,940)
Net deferred tax assets after valuation allowance						18	19
Deferred Tax Liabilities:
Allowance for loan losses						(4)	(4)
Revaluation of land and buildings						(1)	0
Intangibles recognised upon acquisition and other assets						(8)	(10)
Tax free reserves						(16)	(16)
Other						0	(5)
Gross deferred tax liabilities						(29)	(35)
Deferred tax liabilities / assets for netting						13	21
Net deferred tax liabilities						(16)	(14)
Reconciliation of the movement of valuation allowance for deferred tax assets [Abstract]
Opening Balance	7,869		6,940
Charge for the period from continuing operations	187		(422)	(1,094)
Charge for the period from discontinued operations	(136)		507
Closing Balance	7,546		7,869	6,940
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						5,353
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year	2		2	2
Reductions related to positions taken during prior years	(2)		0	0
Balance, at end of year	€ 0		€ 2	€ 2	€ 2
Income Tax Disclosure Textual Details [Abstract]
Statutory corporation income tax rate	29.00%	29.00%	29.00%	29.00%
Profit distribution withholding tax	15.00%	15.00%			10.00%
Realization Of Deferred Tax Assets	€ 18		€ 19
Deferred tax asset before valuation allowance on tax losses carry forward						1,547	1,622
Tax loss carry forwards						5,353
Total net effect of valuation allowance						0	0	0
Deferred Tax Assets Liabilities Net Before Allocation Allowance						0	€ 0	€ 670
The allocation of income / (loss) before income tax between domestic and foreign
Loss before income tax domestic	(82)		(340)	€ (3,336)
Income / (loss) before income tax foreign	70		80	(16)
Total	€ (12)		€ (260)	€ (3,352)
National Bank Of Greece S.A
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2011-2017	2011-2017
NBG London Branch (United Kingdom)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2016-2017	2016-2017
Banca Romaneasca S.A. (Romania)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2011-2017	2011-2017
National Securities S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2012-2017	2012-2017
NBG Asset Management Mutual Funds S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2009-2017	2009-2017
Ethniki Leasing S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2010-2017	2010-2017
Ethniki Hellenic General Insurance S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group	2012-2017	2012-2017
2018
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						139
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards						139
2019
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						1,914
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards						1,914
2020
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						942
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards						942
2021
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						2,129
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards						2,129
2022
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						229
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards						€ 229